Note E - Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2011
Accumulated Other Comprehensive Loss [Text Block]
Note E – Accumulated Other Comprehensive Loss

The components of accumulated other comprehensive loss as reported in the Consolidated Balance Sheets  are:

	2011	2010
Currency translation adjustments	$(118)	$768
Pension and OPEB adjustments (net of income tax benefits of $9,962 in 2011 and $6,680 in 2010)	(15,926)	(10,196)
	$(16,044)	$(9,428)